CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2020
CAPITAL AND RESERVES
CAPITAL AND RESERVES

16.         CAPITAL AND RESERVES

(a)  Share capital

At December 31, 2020, the authorized share capital consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares with no par value.

(b)  Other reserves

As at December 31, 2020, the Company's other reserves consisted of the following:

		Equity	Accumulated
		component of	other	Total
	Contributed	convertible	comprehensive	other
	surplus	notes	loss	reserves
Balance - January 1, 2019	$48,886	$17,603	$(193,997)	$(127,508)
Shares issued upon exercise of options	(4,043)	—	—	(4,043)
Value assigned to options vested	2,625	—	—	2,625
Balance - December 31, 2019	$47,468	$17,603	$(193,997)	$(128,926)
Shares issued upon exercise of options	(6,418)	—	—	(6,418)
Value assigned to options vested	277	—	—	277
Balance - December 31, 2020	$41,327	$17,603	$(193,997)	$(135,067)

(c)  Share options

The Company has adopted an incentive share option plan which provides that the Board of Directors of the Company may from time to time, in their discretion, and in accordance with Toronto Stock Exchange requirements, grant to its directors, officers, employees and consultants of the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issue does not exceed 5.5% of the number of then outstanding common shares. Such options can be exercisable for a maximum of five years from the date of grant. The exercise price of each share option is set by the Board of Directors at the time of grant but cannot be less than the then market price of common shares.

The following table summarizes the changes in share options for the year ended December 31:

	2020		2019
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	share options	(in CAD)	share options	(in CAD)
Outstanding, January 1,	3,468,310	$10.01	4,562,919	$9.47
Granted	—	—	140,000	14.07
Exercised	(2,031,747)	8.85	(1,209,709)	8.39
Forfeited	(308,022)	11.50	(19,800)	12.97
Expired	(192,439)	12.38	(5,100)	12.97
Outstanding, December 31,	936,102	$11.53	3,468,310	$10.01

For options exercised during the year, the related weighted average share price at the time of exercise was C$13.59 (2019 – C$14.89).

The following table summarizes information about share options outstanding and exercisable at December 31, 2020:

	Share options outstanding		Share options exercisable
				Weighted
	Number of	Weighted	Number of	average
	share options	average years	share options	exercise price
Exercise prices (in CAD)	outstanding	to expiry	exercisable	(in CAD)
$6.00 - $7.99	50,000	0.19	50,000	$7.24
$8.00 - $9.99	259,475	1.14	259,475	9.75
$10.00 - $11.99	55,000	0.81	55,000	10.73
$12.00 - $13.99	561,627	1.81	460,977	12.87
$14.00 - $15.99	10,000	0.61	10,000	15.17
	936,102	1.46	835,452	$11.45

The total share-based compensation expense for the year ended December 31, 2020 was $277 (2019 – $2,625), which was expensed in the statement of earnings (loss) as share-based compensation expense.

The following are the weighted average assumptions employed to estimate the fair value of options granted for the year ended December 31, 2020 and 2019 using the Black-Scholes option pricing model:

	For the year ended
	December 31,	December 31,
	2020	2019
Risk-free interest rate	N/A	1.43%
Expected volatility	N/A	55.21%
Expected life	N/A	5 years
Expected dividend yield	N/A	Nil

Option pricing models require the input of subjective assumptions including the expected price volatility and expected option life. Changes in these assumptions would have had a significant impact on the initial fair value calculation.

(d)  RSU's

The Company has adopted a RSU plan to allow the Board of Directors to grant its employees and consultants, non-transferable share units based on the value of the Company’s share price at the date of grant. The awards have a graded vesting schedule over a three-year period and can be either cash or equity settled upon vesting at the discretion of the Board of Directors. The associated compensation cost is recorded in share-based compensation expense.

The following table summarizes the changes in RSU’s for the year ended December 31:

	2020		2019
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	RSU's	value (in CAD)	RSU's	value (in CAD)
Outstanding, January 1,	404,523	$14.44	741,886	$11.31
Granted	463,971	11.99	—	—
Settled	(231,235)	14.32	(297,062)	13.54
Forfeited	(224,894)	14.91	(40,301)	12.87
Outstanding, December 31,	412,365	$14.55	404,523	$14.44

At December 31, 2020, a liability of $2,535 (2019 – $2,887) was included in accounts payable and accrued liabilities. For the year ended December 31, 2020, $2,074 (2019 – $4,556) was expensed in the statement of earnings (loss) as share-based compensation expense.

(e)  PSU’s

PSU’s are granted to senior management under the RSU plan. The PSU’s vest at the end of the third year and the number of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU’s granted, depending on the achievement of performance criteria. The awards can be settled in cash or equity upon vesting at the discretion of the Board of Directors.

The following table summarizes the changes in PSU’s for the year ended December 31:

	2020		2019
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	PSU's	value (in CAD)	PSU's	value (in CAD)
Outstanding, January 1,	166,085	$14.44	166,085	$11.31
Granted	222,860	12.21	—	—
Settled	(9,665)	14.71	—	—
Forfeited	(278,308)	14.96	—	—
Outstanding, December 31,	100,972	$14.55	166,085	$14.44

At December 31, 2020, a liability of $231 (2019 – $924) was included in accounts payable and accrued liabilities. For the year ended December 31, 2020, due to forfeited PSU's in the year, a recovery of $678 (2019 – expense of $667) was recorded in the statement of earnings (loss) as share-based compensation expense.

(f)  DSU’s

The Company has adopted a DSU plan for independent directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of DSU’s. The number of DSU’s granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSU’s by the fair market value of the Company’s common shares on the grant date. In addition, the Board may, at its discretion, grant additional DSU’s to plan participants. Each eligible director will be required to hold DSU’s received until the eligible director ceases to be a director of the Company, following which the DSU’s will be settled in cash.

The following table summarizes the changes in DSU’s for the year ended December 31:

	2020		2019
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	DSU’s	value (in CAD)	DSU’s	value (in CAD)
Outstanding, January 1,	156,825	$14.45	117,587	$11.57
Granted	103,184	12.51	39,238	12.36
Outstanding, December 31,	260,009	$14.59	156,825	$14.45

At December 31, 2020, a liability of $2,980 (2019 – $1,745) was included in accounts payable and accrued liabilities. For the year ended December 31, 2020, $1,097 (2019 – $683) was expensed in the statement of earnings (loss) as share-based compensation expense.

(g)  Earnings (loss) per share

The calculation of diluted earnings (loss) per share was based on earnings (loss) attributable to ordinary shareholders and the weighted-average number of shares outstanding after adjustments for the effect of potential dilutive shares. For the years ended December 31, 2020 and 2019, potential share issuances arising from the exercise of share options and the settlement of RSU’s and PSU's in common shares were included in the calculation of diluted weighted average shares outstanding as well as their impact on earnings (loss) attributable to shareholders of the Company. Potentially dilutive shares associated with the convertible notes, share options, RSU's and PSU's were not included in the diluted earnings (loss) per share calculation as their effect was anti-dilutive.

The following table summarizes the calculation of basic and diluted earnings (loss) per share:

	For the year ended
	December 31,	December 31,
	2020	2019

Net (loss) earnings for the year	$(38,438)	$40,917

Basic weighted average number of common shares outstanding	186,412,795	184,731,109
Effective impact of dilutive securities:
Share options	—	972,815
RSU's	—	27,402

Diluted weighted average number of common shares outstanding	186,412,795	185,731,326

(Loss) earnings per share
Basic	$(0.21)	$0.22
Diluted	$(0.21)	$0.22